Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	Year-ended December 31,
	2025	2024
Net change in non-cash working capital items:
Accounts receivable and other (excluding VAT receivable)	$(5,065)	$2,552
VAT Receivable	(18,003)	(9,958)
Inventories	(3,383)	(14,341)
Other current assets	(5,486)	584
Accounts payable and accrued liabilities	44,034	2,443
Total	$12,097	$(18,720)
Non-cash investing and financing activities:
Shares issued on acquisition of 31% of the Soto Norte Project	$—	$59,378
Shares issued on acquisition of 49% of the Soto Norte Project	27,322	—
McFarlane shares received on sale of Juby	7,664	—
Total	$34,986	$59,378